FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2021	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	73,532	—	73,532	—

Liabilities:
Convertible senior notes	1,098,736	—	—	1,098,736
Guarantee liabilities	12,142	—	—	12,142
Derivative liability interest rate swap	12,294	—	—	12,294
Foreign exchange options	2,659	—	—	2,659

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2022	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	119,625	—	119,625	—
Equity securities applying fair value option	178,871	—	178,871	—
Available-for-sale securities	104,499	—	—	104,499

Liabilities:
Convertible senior notes	1,070,699	—	—	1,070,699
Foreign exchange forward contracts- payable	59,911	—	59,911	—
Foreign exchange options	3,226	—	—	3,226

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	728,216	1,831,612	1,098,736
Foreign exchange loss/(gain)	(38,360)	(8,560)	60,038
Change in fair value of convertible senior notes loss/(gain)	1,202,082	(327,762)	12,083
Change in the instrument-specific credit risk gain	(60,326)	(56,224)	(100,158)
Conversion of convertible senior notes	—	(340,330)	—
Balance on December 31,	1,831,612	1,098,736	1,070,699

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	294,178	756,929	—
Issuance of call options	—	—	—
Foreign exchange gain/(loss)	(13,539)	251	—
Change in fair value of call options gain/(loss)	476,290	(136,121)	—
Settlement of call options	—	(621,059)	—
Balance on December 31,	756,929	—	—

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	—	(12,924)	(2,659)
Addition of foreign exchange options	(9,316)	(8,544)	3,596
Change in fair value of foreign exchange options gain/(loss)	(3,608)	18,809	(4,163)
Balance on December 31,	(12,924)	(2,659)	(3,226)

Schedule of changes in Level 3 fair value of available-for-sale securities

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	—	—	—
Addition	—	—	100,000
Interest accrual	—	—	3,526
Change in fair value	—	—	973
Balance on December 31,	—	—	104,499

Schedule of Change in Fair Value of rate swap Derivatives

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	61,272	—	12,294
Change in fair value of interest rate swap	78,878	—	—
Change in fair value of interest rate swap cash flow hedges	—	12,294	—
Cash settlement	(140,150)	—	(12,294)
Balance on December 31,	—	12,294	—

Schedule of Change in Fair Value of Derivatives

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance on January 1,	72,019	57,332	12,142
Additions	—	—	—
Amortization	(14,687)	(6,365)	—
Cancellation	—	(38,825)	(12,142)
Balance on December 31,	57,332	12,142	—

	Foreign exchange forward		Type of derivatives
For the year ended	contracts		Convertible	Interest	Call	Foreign exchange	Equity securities
December 31,	Realized	Unrealized	senior notes	Rate swap	Option	Options	Applying fair value option	Total
In RMB
2020	61,380	129,806	(1,202,082)	(78,878)	476,290	(3,608)	—	(617,092)
2021	393,523	(104,643)	327,762	—	(136,121)	18,809	—	499,330
2022	(150,538)	(13,818)	(12,083)	—	—	(4,163)	101,871	(78,731)

Level 3 [Member]
FAIR VALUE MEASUREMENTS
Summary of significant unobservable inputs adopted in the valuation of Level 3 instruments

Unobservable inputs of convertible senior notes
Expected volatility	75.47%
Risk free interest rate	4.6%
Discount rate	29.23%

Unobservable inputs of available-for-sale securities
Risk free interest rate	2.06% - 2.21%
Discount rate	5.37% - 5.78%

Unobservable inputs of foreign exchange option
Expected volatility	8.13% - 10.00%
Risk free interest rate	1.09% - 2.03%